Summary of Significant Accounting Policies - Schedule of Depreciation Expense (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Depreciation [Abstract]
Depreciation expense	$ 27,000	$ 27,000